Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2018
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan
	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award- date fair value
Unvested on January 1, 2017	29,524	$7,987	70,357	$20,951
Vested	5,238	1,414	16,786	2,765

Unvested on December 31, 2017	24,286	$6,573	53,571	$18,186

Vested	24,286	$6,573	53,571	$18,186

Unvested on December 31, 2018	-	$ -	-	$ -